Financial instruments and risk management (Summary of Company's Contractual Obligations) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total	€ 21,964
Operating leases, Less than 1 year	5,821
Operating leases, 1-3 years	8,169
Operating leases, 3-5 years	5,321
Operating leases, More than 5 years	2,653
Purchase obligations:
Purchase commitments to suppliers	69,720
Purchase commitments to suppliers, Less than 1 year	69,720
Capital expenditure and other commitments	3,198
Capital expenditure commitments, Less than 1 year	3,198
Unrecognized tax benefits	1,875	0	22,511	21,749
Unrecognized tax benefits, Less than 1 year	1,875
Total contractual obligations	101,910
Total contractual obligations, Less than 1 year	80,932
Total contractual obligations, 1-3 years	8,883
Total contractual obligations, 3-5 years	6,582
Total contractual obligations, More than 5 years	5,513
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,153
Pension liabilities, Less than 1 year	318
Pension liabilities, 1-3 years	714
Pension liabilities, 3-5 years	1,261
Pension liabilities, More than 5 years	€ 2,860